Stock-based compensation - Summarizes the Company's Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares Outstanding , Beginning	2,784,581
Number of shares | Granted	1,200,954
Number of shares | Exercised	(34,740)
Number of shares | Forfeited	(576,911)
Number of shares Outstanding , Ending	3,373,884	2,784,581
Number of shares | Vested and expected to vest	3,373,884
Number of shares | Options exercisable	852,647
Weighted average exercise price Outstanding , Beginning	$ 4.05
Weighted average exercise price | Granted	5.92
Weighted average exercise price | Exercised	2.88
Weighted average exercise price | Forfeited	3.89
Weighted average exercise price Outstanding , Ending	4.76	$ 4.05
Weighted average exercise price | Vested and expected to vest	4.76
Weighted average exercise price | Options exercisable	$ 4.05
Weighted average contractual term (in years) Outstanding , Beginning	8 years 9 months 14 days	9 years 4 months 24 days
Weighted average contractual term (in years) Outstanding , Ending	8 years 9 months 14 days	9 years 4 months 24 days
Weighted average contractual term (in years) | Vested and expected to vest	8 years 9 months 14 days
Weighted average contractual term (in years) | Options exercisable	8 years 4 months 17 days
Aggregate intrinsic value (in thousands) Outstanding	$ 8,492	$ 1,403
Aggregate intrinsic value (in thousands) | Vested and expected to vest	8,492
Aggregate intrinsic value (in thousands) | Options exercisable	$ 2,735